Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2013
Registrant Name	WEITZ FUNDS
Central Index Key	0001257927
Amendment Flag	false
Document Creation Date	Jul 30, 2013
Document Effective Date	Aug 1, 2013
Prospectus Date	Aug 1, 2013
Value Fund | Value Fund
Risk/Return:
Trading Symbol	WVALX
Partners Value Fund | Partners Value Fund
Risk/Return:
Trading Symbol	WPVLX
Partners III Opportunity Fund | Partners III Opportunity Fund - Institutional Class
Risk/Return:
Trading Symbol	WPOPX
Partners III Opportunity Fund | Partners III Opportunity Fund - Investor Class
Risk/Return:
Trading Symbol	WPOIX
Research Fund | Research Fund
Risk/Return:
Trading Symbol	WRESX
Hickory Fund | Hickory Fund
Risk/Return:
Trading Symbol	WEHIX
Balanced Fund | Balanced Fund
Risk/Return:
Trading Symbol	WBALX
Short-Intermediate Income Fund | Short-Intermediate Income Fund - Institutional Class
Risk/Return:
Trading Symbol	WEFIX
Short-Intermediate Income Fund | Short-Intermediate Income Fund - Investor Class
Risk/Return:
Trading Symbol	WSHNX
Nebraska Tax-Free Income Fund | Nebraska Tax-Free Income Fund
Risk/Return:
Trading Symbol	WNTFX
Government Money Market Fund | Government Money Market Fund
Risk/Return:
Trading Symbol	WGMXX

Value Fund
Value Fund
Investment Objective
The investment objective of the Fund is capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Value Fund
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Value Fund
Management fees	1.00%
Distribution (12b-1) fees	none
Other expenses	0.20%
Total annual fund operating expenses	1.20%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Value Fund	122	381	660	1,455

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of the portfolio.

Principal Investment Strategies
The Fund’s investment strategy (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  The Fund invests the majority of its assets in common stock of larger companies. The Fund considers larger-cap companies to be issuers with a market capitalization equal to or greater than the median capitalization of companies in the Russell 1000 Index at the time of purchase.  The median capitalization of companies in the Russell 1000 Index was $6.552 billion as of June 30, 2013.

We seek to identify the securities of growing, well-managed businesses which have honest, competent management. We then estimate the price that an informed, rational buyer would pay for 100% of the business.  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future. The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a 3-5 year time horizon. The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities that meet the Fund’s investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Non-diversified Risk   Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund.  A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Standard & Poor’s 500 Index, the Fund’s primary benchmark, is generally representative of the market for the stocks of large-size U.S. companies.  The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity market.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Calendar Year Total Returns

The Fund’s year-to-date return for the six months ended June 30, 2013 was 17.89%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2003	19.47%
Worst Quarter	4th Quarter 2008	-24.75%

Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Value Fund	13.17%	1.73%	5.60%
Value Fund After Taxes on Distributions	13.13%	1.63%	4.90%
Value Fund After Taxes on Distributions and Sale of Fund Shares	8.56%	1.41%	4.70%
Value Fund Standard & Poor���s 500 Index	15.99%	1.66%	7.09%
Value Fund Russell 1000 Index	16.42%	1.92%	7.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s investment strategy (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  The Fund invests the majority of its assets in common stock of larger companies. The Fund considers larger-cap companies to be issuers with a market capitalization equal to or greater than the median capitalization of companies in the Russell 1000 Index at the time of purchase.  The median capitalization of companies in the Russell 1000 Index was $6.552 billion as of June 30, 2013.

We seek to identify the securities of growing, well-managed businesses which have honest, competent management. We then estimate the price that an informed, rational buyer would pay for 100% of the business.  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future. The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a 3-5 year time horizon. The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities that meet the Fund’s investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Non-diversified Risk   Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund.  A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund. A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Standard & Poor’s 500 Index, the Fund’s primary benchmark, is generally representative of the market for the stocks of large-size U.S. companies.  The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity market.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the period indicated and by showing how the Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-304-9745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	weitzinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s year-to-date return for the six months ended June 30, 2013 was 17.89%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2003	19.47%
Worst Quarter	4th Quarter 2008	-24.75%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.75%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2012)
Standard & Poor���s 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.09%
Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.52%
Value Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
Annual Return 2003	rr_AnnualReturn2003	28.73%
Annual Return 2004	rr_AnnualReturn2004	15.74%
Annual Return 2005	rr_AnnualReturn2005	(2.77%)
Annual Return 2006	rr_AnnualReturn2006	21.85%
Annual Return 2007	rr_AnnualReturn2007	(10.35%)
Annual Return 2008	rr_AnnualReturn2008	(40.74%)
Annual Return 2009	rr_AnnualReturn2009	27.62%
Annual Return 2010	rr_AnnualReturn2010	19.94%
Annual Return 2011	rr_AnnualReturn2011	6.12%
Annual Return 2012	rr_AnnualReturn2012	13.17%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.60%
Value Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.90%
Value Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.70%

Partners Value Fund
Partners Value Fund
Investment Objective
The investment objective of the Fund is capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Partners Value Fund
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Partners Value Fund
Management fees	1.00%
Distribution (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	1.19%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Partners Value Fund	121	378	654	1,443

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of the portfolio.

Principal Investment Strategies
The Fund’s investment strategy (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  The Fund is a “multi-cap” fund and may invest in securities of any market capitalization.

We seek to identify the securities of growing, well-managed businesses of any size which have honest, competent management. We then estimate the price that an informed, rational buyer would pay for 100% of the business.  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a 3-5 year time horizon. The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities that meet the Fund’s investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Non-diversified Risk   Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund.  A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Standard & Poor’s 500 Index, the Fund’s primary benchmark, is generally representative of the market for the stocks of large-size U.S. companies.  The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.   The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Calendar Year Total Returns

The Fund’s year-to-date return for the six months ended June 30, 2013 was 16.08%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2003	18.16%
Worst Quarter	4th Quarter 2008	-21.74%

Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Partners Value Fund	17.92%	4.55%	7.01%
Partners Value Fund After Taxes on Distributions	17.92%	4.54%	6.43%
Partners Value Fund After Taxes on Distributions and Sale of Fund Shares	11.65%	3.91%	6.01%
Partners Value Fund Standard & Poor���s 500 Index	15.99%	1.66%	7.09%
Partners Value Fund Russell 3000 Index	16.42%	2.04%	7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Partners Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s investment strategy (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  The Fund is a “multi-cap” fund and may invest in securities of any market capitalization.

We seek to identify the securities of growing, well-managed businesses of any size which have honest, competent management. We then estimate the price that an informed, rational buyer would pay for 100% of the business.  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a 3-5 year time horizon. The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities that meet the Fund’s investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Non-diversified Risk   Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund.  A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund. A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Standard & Poor’s 500 Index, the Fund’s primary benchmark, is generally representative of the market for the stocks of large-size U.S. companies.  The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.   The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the period indicated and by showing how the Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-304-9745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	weitzinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s year-to-date return for the six months ended June 30, 2013 was 16.08%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2003	18.16%
Worst Quarter	4th Quarter 2008	-21.74%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.74%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2012)
Standard & Poor���s 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.09%
Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.68%
Partners Value Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
Annual Return 2003	rr_AnnualReturn2003	25.38%
Annual Return 2004	rr_AnnualReturn2004	14.99%
Annual Return 2005	rr_AnnualReturn2005	(2.42%)
Annual Return 2006	rr_AnnualReturn2006	22.53%
Annual Return 2007	rr_AnnualReturn2007	(8.54%)
Annual Return 2008	rr_AnnualReturn2008	(38.06%)
Annual Return 2009	rr_AnnualReturn2009	31.30%
Annual Return 2010	rr_AnnualReturn2010	27.49%
Annual Return 2011	rr_AnnualReturn2011	2.19%
Annual Return 2012	rr_AnnualReturn2012	17.92%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.01%
Partners Value Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.43%
Partners Value Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.01%

Partners III Opportunity Fund
Partners III Opportunity Fund
Investment Objective
The investment objective of the Fund is capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Partners III Opportunity Fund	Partners III Opportunity Fund - Institutional Class	Partners III Opportunity Fund - Investor Class
Maximum sales charge (load) on purchase	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Partners III Opportunity Fund		Partners III Opportunity Fund - Institutional Class	Partners III Opportunity Fund - Investor Class
Management fees		1.00%	1.00%
Distribution (12b-1) fees		none	0.25%
Other expenses		0.18%	0.58%
Dividend expense on short sales		0.27%	0.28%
Interest expense		0.14%	0.14%
Acquired fund fees and expenses	[1]	0.01%	0.01%
Total annual fund operating expenses	[2]	1.60%	2.26%
Fee waiver and/or expense reimbursement	[2]	none	(0.40%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	1.60%	1.86%
[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The investment adviser has agreed in writing to limit the total class-specific operating expenses of the Fund's Investor Class shares to an amount no greater than 0.25% per annum more than the total class-specific operating expenses of the Fund's Institutional Class shares (in each case, as such expenses are expressed as a percentage of the average daily net assets of the respective share class) through July 31, 2014. This agreement may only be terminated by the Board of Trustees of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Partners III Opportunity Fund (USD $)	1 year	3 years	5 years	10 years
Partners III Opportunity Fund - Institutional Class	163	505	871	1,900
Partners III Opportunity Fund - Investor Class	189	668	1,174	2,564

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of the portfolio.

Principal Investment Strategies
The Fund is a “multi-cap” fund and may invest in securities of any market capitalization.  The Fund invests in long positions in stocks and other securities, when we anticipate that the value of such securities will increase.  The Fund also invests in short positions in stocks and other securities, including short sales of exchange traded funds, when we anticipate a decline in the value of such securities.  The Fund has the ability to borrow money to invest in its long positions, and may buy and sell futures contracts, such as stock index futures contracts. The Fund’s mix of long positions and short positions will vary over time based on the investment adviser’s assessment of market conditions.

The Fund’s investment strategy for long positions (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  We seek to identify the securities of growing, well-managed businesses of any size which have honest, competent management.  We then estimate the price that an informed, rational buyer would pay for 100% of the business.  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a 3-5 year time horizon.  The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

The Fund’s investment strategies for short positions can include (1) selling short an exchange traded fund (“ETF”) or other security that tracks a broad or narrow market index, in hopes of buying the security at a future date at a lower price, (2) simultaneously buying a put option and selling a call option on an ETF or other security that tracks a broad or narrow market index, (3) buying an ETF or other security that is designed to appreciate in value when the value of a broad or narrow market index declines, (4) simultaneously holding a short position in one security and a long position in another security, with the objective of earning positive returns on the combined set of positions, (5) selling a covered call option on a security that the Fund owns for the duration of the option period and (6) holding a short position in an ETF or other security that tracks a broad or narrow market index and adding to the Fund’s long positions in particular stocks by a corresponding amount.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities that meet the Fund’s long or short investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Non-diversified Risk   Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund.  A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Investments in Other Investment Companies   The Fund may invest in the shares of other investment companies, including affiliated and non-affiliated money market funds.  Investing in the shares of other investment companies involves the risk that such other investment companies will not achieve their objectives or will achieve a yield or return that is lower than that of the Fund.  To the extent that the Fund is invested in the shares of other investment companies, the Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in investment company shares.

•   Investments in Exchange Traded Funds   The Fund may invest in ETFs.  ETFs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weightings of securities in the applicable index. ETFs also incur certain expenses not incurred by their applicable index.  Additionally, certain securities comprising the index tracked by an ETF may, at times, be temporarily unavailable, which may impede an ETF’s ability to track its index.  To the extent that the Fund is invested in an ETF, the Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in an ETF.

•   Short Sales Risk   The Fund will incur a loss on a short position if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to close its short position.  When the Fund holds a short position, the Fund borrows the securities that are sold short from a third-party lender.  There may be times when the lender demands, or market conditions dictate, that the securities be returned to the lender on short notice, and the Fund may have to borrow the securities from another lender or purchase the securities at an unfavorable price.  If this occurs, any anticipated gain to the Fund may be reduced or eliminated, or the short position may result in a loss.  The loss of value on a short position is theoretically unlimited.  Short sales are speculative transactions and involve special risks, including greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security.

•   Leverage Risk   The Fund may borrow from banks or brokers and pledge its assets in connection with any such borrowing.  If the interest expense on borrowings is greater than the income and increase in value of the securities purchased with the proceeds of the borrowings, then the use of leverage will decrease the return to the Fund’s shareholders.  The use of leverage may decrease the return to the Fund.  The use of leverage also tends to magnify the volatility of the Fund’s returns.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Standard & Poor’s 500 Index, the Fund’s primary benchmark, is generally representative of the market for the stocks of large-size U.S. companies.  The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

As of December 30, 2005, the Fund succeeded to substantially all of the assets of Weitz Partners III Limited Partnership (“Partnership”).  Performance of the Fund is measured from June 1, 1983, the inception of the Partnership.  The Fund’s investment objectives, policies and restrictions are materially equivalent to those of the Partnership and the Partnership was managed at all times with full investment authority by Weitz Inc.  During this period, the Partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 or the Internal Revenue Code, which if applicable, might have adversely affected the performance of the Partnership.

Calendar Year Total Returns-Institutional Class

The year-to-date return for the Fund’s Institutional Class for the six months ended June 30, 2013 was 18.57%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2003	26.07%
Worst Quarter	4th Quarter 2008	-21.13%

Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Returns Partners III Opportunity Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Partners III Opportunity Fund - Institutional Class		12.91%	8.10%	10.36%
Partners III Opportunity Fund - Investor Class	[1]	12.69%	8.03%	10.32%
After Taxes on Distributions Partners III Opportunity Fund - Institutional Class		11.73%	7.79%
After Taxes on Distributions and Sale of Fund Shares Partners III Opportunity Fund - Institutional Class		9.92%	7.02%
Standard & Poor���s 500 Index		15.99%	1.66%	7.09%
Russell 3000 Index		16.42%	2.04%	7.68%
[1]	Investor Class shares first became available for sale on August 1, 2011. For performance prior to that date, this table includes the actual performance of the Fund's Institutional Class (and uses the actual expenses of the Fund's Institutional Class, for such period of time), without any adjustments. For any such period of time, the performance of the Fund's Investor Class would have been substantially similar to, yet lower than, the performance of the Fund's Institutional Class, because the shares of both classes are invested in the same portfolio of securities, but the classes bear different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).  After-tax returns for the 10-year period are not provided because the Partnership’s tax treatment was different than that of a registered investment company.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Partners III Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a “multi-cap” fund and may invest in securities of any market capitalization.  The Fund invests in long positions in stocks and other securities, when we anticipate that the value of such securities will increase.  The Fund also invests in short positions in stocks and other securities, including short sales of exchange traded funds, when we anticipate a decline in the value of such securities.  The Fund has the ability to borrow money to invest in its long positions, and may buy and sell futures contracts, such as stock index futures contracts. The Fund’s mix of long positions and short positions will vary over time based on the investment adviser’s assessment of market conditions.

The Fund’s investment strategy for long positions (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  We seek to identify the securities of growing, well-managed businesses of any size which have honest, competent management.  We then estimate the price that an informed, rational buyer would pay for 100% of the business.  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a 3-5 year time horizon.  The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

The Fund’s investment strategies for short positions can include (1) selling short an exchange traded fund (“ETF”) or other security that tracks a broad or narrow market index, in hopes of buying the security at a future date at a lower price, (2) simultaneously buying a put option and selling a call option on an ETF or other security that tracks a broad or narrow market index, (3) buying an ETF or other security that is designed to appreciate in value when the value of a broad or narrow market index declines, (4) simultaneously holding a short position in one security and a long position in another security, with the objective of earning positive returns on the combined set of positions, (5) selling a covered call option on a security that the Fund owns for the duration of the option period and (6) holding a short position in an ETF or other security that tracks a broad or narrow market index and adding to the Fund’s long positions in particular stocks by a corresponding amount.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities that meet the Fund’s long or short investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Non-diversified Risk   Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund.  A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Investments in Other Investment Companies   The Fund may invest in the shares of other investment companies, including affiliated and non-affiliated money market funds.  Investing in the shares of other investment companies involves the risk that such other investment companies will not achieve their objectives or will achieve a yield or return that is lower than that of the Fund.  To the extent that the Fund is invested in the shares of other investment companies, the Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in investment company shares.

•   Investments in Exchange Traded Funds   The Fund may invest in ETFs.  ETFs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weightings of securities in the applicable index. ETFs also incur certain expenses not incurred by their applicable index.  Additionally, certain securities comprising the index tracked by an ETF may, at times, be temporarily unavailable, which may impede an ETF’s ability to track its index.  To the extent that the Fund is invested in an ETF, the Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in an ETF.

•   Short Sales Risk   The Fund will incur a loss on a short position if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to close its short position.  When the Fund holds a short position, the Fund borrows the securities that are sold short from a third-party lender.  There may be times when the lender demands, or market conditions dictate, that the securities be returned to the lender on short notice, and the Fund may have to borrow the securities from another lender or purchase the securities at an unfavorable price.  If this occurs, any anticipated gain to the Fund may be reduced or eliminated, or the short position may result in a loss.  The loss of value on a short position is theoretically unlimited.  Short sales are speculative transactions and involve special risks, including greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security.

•   Leverage Risk   The Fund may borrow from banks or brokers and pledge its assets in connection with any such borrowing.  If the interest expense on borrowings is greater than the income and increase in value of the securities purchased with the proceeds of the borrowings, then the use of leverage will decrease the return to the Fund’s shareholders.  The use of leverage may decrease the return to the Fund.  The use of leverage also tends to magnify the volatility of the Fund’s returns.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund. A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Standard & Poor’s 500 Index, the Fund’s primary benchmark, is generally representative of the market for the stocks of large-size U.S. companies.  The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

As of December 30, 2005, the Fund succeeded to substantially all of the assets of Weitz Partners III Limited Partnership (“Partnership”).  Performance of the Fund is measured from June 1, 1983, the inception of the Partnership.  The Fund’s investment objectives, policies and restrictions are materially equivalent to those of the Partnership and the Partnership was managed at all times with full investment authority by Weitz Inc.  During this period, the Partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 or the Internal Revenue Code, which if applicable, might have adversely affected the performance of the Partnership.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the period indicated and by showing how the Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-304-9745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	weitzinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns-Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The year-to-date return for the Fund’s Institutional Class for the six months ended June 30, 2013 was 18.57%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2003	26.07%
Worst Quarter	4th Quarter 2008	-21.13%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.13%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).  After-tax returns for the 10-year period are not provided because the Partnership’s tax treatment was different than that of a registered investment company.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2012)
Standard & Poor���s 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.09%
Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.68%
Partners III Opportunity Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expense on short sales	rr_Component1OtherExpensesOverAssets	0.27%
Interest expense	rr_Component2OtherExpensesOverAssets	0.14%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.60%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,900
Annual Return 2003	rr_AnnualReturn2003	42.64%
Annual Return 2004	rr_AnnualReturn2004	22.11%
Annual Return 2005	rr_AnnualReturn2005	(0.69%)
Annual Return 2006	rr_AnnualReturn2006	20.39%
Annual Return 2007	rr_AnnualReturn2007	(12.86%)
Annual Return 2008	rr_AnnualReturn2008	(34.45%)
Annual Return 2009	rr_AnnualReturn2009	42.05%
Annual Return 2010	rr_AnnualReturn2010	33.03%
Annual Return 2011	rr_AnnualReturn2011	5.57%
Annual Return 2012	rr_AnnualReturn2012	12.91%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.36%
Partners III Opportunity Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.79%
Partners III Opportunity Fund - Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.02%
Partners III Opportunity Fund - Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend expense on short sales	rr_Component1OtherExpensesOverAssets	0.28%
Interest expense	rr_Component2OtherExpensesOverAssets	0.14%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.26%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.86%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	189
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	668
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,174
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,564
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.69%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.03%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.32%	[3]

[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The investment adviser has agreed in writing to limit the total class-specific operating expenses of the Fund's Investor Class shares to an amount no greater than 0.25% per annum more than the total class-specific operating expenses of the Fund's Institutional Class shares (in each case, as such expenses are expressed as a percentage of the average daily net assets of the respective share class) through July 31, 2014. This agreement may only be terminated by the Board of Trustees of the Fund.
[3]	Investor Class shares first became available for sale on August 1, 2011. For performance prior to that date, this table includes the actual performance of the Fund's Institutional Class (and uses the actual expenses of the Fund's Institutional Class, for such period of time), without any adjustments. For any such period of time, the performance of the Fund's Investor Class would have been substantially similar to, yet lower than, the performance of the Fund's Institutional Class, because the shares of both classes are invested in the same portfolio of securities, but the classes bear different expenses.

Research Fund
Research Fund
Investment Objective
The investment objective of the Fund is capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Research Fund
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Research Fund
Management fees		1.00%
Distribution (12b-1) fees		none
Other expenses		0.70%
Acquired fund fees and expenses	[1]	0.04%
Total annual fund operating expenses	[2]	1.74%
Fee waiver and/or expense reimbursement	[2]	(0.80%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.94%
[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The investment adviser has agreed in writing to limit the total annual fund operating expenses (excluding taxes, interest, brokerage commissions, and acquired fund fees and expenses) to 0.90% of the Fund's average daily net assets through July 31, 2014. This agreement may only be terminated by the Board of Trustees of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Research Fund	96	470	869	1,985

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of the portfolio.

Principal Investment Strategies
The Fund’s investment strategy (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  The Fund is a “multi-cap” fund and may invest in securities of any market capitalization.

We seek to identify the securities of growing, well-managed businesses of any size which have honest, competent management. We then estimate the price that an informed, rational buyer would pay for 100% of the business.  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a 3-5 year time horizon.  The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows commensurate with the stock price, and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities that meet the Fund’s investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Portfolio securities are selected by the members of the research team of the Fund’s investment adviser, Weitz Investment Management, Inc. (“Weitz Inc.”).   Each Co-Manager is assigned a portion of the Fund’s assets and is responsible for selecting investments within that portion of the Fund.  Allocations among market sectors and companies are made within the parameters established by the Fund’s investment objectives, strategies and restrictions.

Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Non-diversified Risk   Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund.  A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Standard & Poor’s 500 Index, the Fund’s primary benchmark, is generally representative of the market for the stocks of large-size U.S. companies.  The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

As of December 31, 2010, the Fund succeeded to substantially all of the assets of Weitz Research Fund L.P. (the “Research Partnership”).  Performance of the Fund is measured from April 1, 2005, the inception of the Research Partnership.  The Fund’s investment objectives, policies and restrictions are materially equivalent to those of  the Research  Partnership and the Research Partnership was managed at all times with full investment authority by Weitz Inc.  During this period, the Research Partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 or the Internal Revenue Code, which if applicable, might have adversely affected the performance of the Research Partnership.

Calendar Year Total Returns

Year-to-date return for the six months ended June 30, 2013 was 20.31%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2009	15.97%
Worst Quarter	4th Quarter 2008	-19.35%

Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Research Fund	5.74%	6.67%	5.50%	Apr 1, 2005
Research Fund After Taxes on Distributions	3.30%
Research Fund After Taxes on Distributions and Sale of Fund Shares	4.52%
Research Fund Standard & Poor���s 500 Index	15.99%	1.66%	4.64%	Apr 1, 2005
Research Fund Russell 3000 Index	16.42%	2.04%	5.01%	Apr 1, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).  After-tax returns for the 5-year period and the since inception period are not provided because the Research Partnership’s tax treatment was different than that of a registered investment company.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Research Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s investment strategy (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  The Fund is a “multi-cap” fund and may invest in securities of any market capitalization.

We seek to identify the securities of growing, well-managed businesses of any size which have honest, competent management. We then estimate the price that an informed, rational buyer would pay for 100% of the business.  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a 3-5 year time horizon.  The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows commensurate with the stock price, and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities that meet the Fund’s investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Portfolio securities are selected by the members of the research team of the Fund’s investment adviser, Weitz Investment Management, Inc. (“Weitz Inc.”).   Each Co-Manager is assigned a portion of the Fund’s assets and is responsible for selecting investments within that portion of the Fund.  Allocations among market sectors and companies are made within the parameters established by the Fund’s investment objectives, strategies and restrictions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Non-diversified Risk   Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund.  A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund. A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Standard & Poor’s 500 Index, the Fund’s primary benchmark, is generally representative of the market for the stocks of large-size U.S. companies.  The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

As of December 31, 2010, the Fund succeeded to substantially all of the assets of Weitz Research Fund L.P. (the “Research Partnership”).  Performance of the Fund is measured from April 1, 2005, the inception of the Research Partnership.  The Fund’s investment objectives, policies and restrictions are materially equivalent to those of  the Research  Partnership and the Research Partnership was managed at all times with full investment authority by Weitz Inc.  During this period, the Research Partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 or the Internal Revenue Code, which if applicable, might have adversely affected the performance of the Research Partnership.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the period indicated and by showing how the Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-304-9745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	weitzinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date return for the six months ended June 30, 2013 was 20.31%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2009	15.97%
Worst Quarter	4th Quarter 2008	-19.35%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.35%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).  After-tax returns for the 5-year period and the since inception period are not provided because the Research Partnership’s tax treatment was different than that of a registered investment company.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2012)
Standard & Poor���s 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2005
Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2005
Research Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.70%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.94%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	470
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	869
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,985
Annual Return 2006	rr_AnnualReturn2006	21.83%
Annual Return 2007	rr_AnnualReturn2007	(13.41%)
Annual Return 2008	rr_AnnualReturn2008	(30.72%)
Annual Return 2009	rr_AnnualReturn2009	38.84%
Annual Return 2010	rr_AnnualReturn2010	30.32%
Annual Return 2011	rr_AnnualReturn2011	4.16%
Annual Return 2012	rr_AnnualReturn2012	5.74%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2005
Research Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.30%
Research Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.52%

[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The investment adviser has agreed in writing to limit the total annual fund operating expenses (excluding taxes, interest, brokerage commissions, and acquired fund fees and expenses) to 0.90% of the Fund's average daily net assets through July 31, 2014. This agreement may only be terminated by the Board of Trustees of the Fund.

Hickory Fund
Hickory Fund
Investment Objective
The investment objective of the Fund is capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Hickory Fund
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hickory Fund
Management fees	1.00%
Distribution (12b-1) fees	none
Other expenses	0.26%
Total annual fund operating expenses	1.26%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Hickory Fund	128	400	692	1,523

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of the portfolio.

Principal Investment Strategies
The Fund’s investment strategy (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  The Fund invests the majority of its assets in the common stock of smaller and medium sized companies.  Currently, the Fund considers smaller and medium sized companies to be issuers with a market capitalization of less than $10 billion at the time of initial purchase.

We seek to identify the securities of growing, well-managed businesses which have honest, competent management. We then estimate the price that an informed, rational buyer would pay for 100% of the business.  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a 3-5 year time horizon. The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities that meet the Fund’s investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Non-diversified Risk   Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund.  A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Russell 2500 Index, the Fund’s primary benchmark, measures the performance of the small to mid-cap segment of the U.S. equity market.  The Standard & Poor’s 500 Index is generally representative of the market for the stocks of large-size U.S. companies.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Calendar Year Total Returns

The Fund’s year-to-date return for the six months ended June 30, 2013 was 12.58%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2003	25.28%
Worst Quarter	4th Quarter 2008	-27.27%

Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Hickory Fund	18.98%	5.96%	9.94%
Hickory Fund After Taxes on Distributions	18.98%	5.96%	9.81%
Hickory Fund After Taxes on Distributions and Sale of Fund Shares	12.34%	5.15%	8.79%
Hickory Fund Russell 2500 Index	17.88%	4.34%	10.49%
Hickory Fund Standard & Poor���s 500 Index	15.99%	1.66%	7.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hickory Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s investment strategy (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  The Fund invests the majority of its assets in the common stock of smaller and medium sized companies.  Currently, the Fund considers smaller and medium sized companies to be issuers with a market capitalization of less than $10 billion at the time of initial purchase.

We seek to identify the securities of growing, well-managed businesses which have honest, competent management. We then estimate the price that an informed, rational buyer would pay for 100% of the business.  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a 3-5 year time horizon. The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities that meet the Fund’s investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Non-diversified Risk   Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund.  A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund. A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Russell 2500 Index, the Fund’s primary benchmark, measures the performance of the small to mid-cap segment of the U.S. equity market.  The Standard & Poor’s 500 Index is generally representative of the market for the stocks of large-size U.S. companies.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the period indicated and by showing how the Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-304-9745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	weitzinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s year-to-date return for the six months ended June 30, 2013 was 12.58%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2003	25.28%
Worst Quarter	4th Quarter 2008	-27.27%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.27%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2012)
Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.49%
Standard & Poor���s 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.09%
Hickory Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Annual Return 2003	rr_AnnualReturn2003	47.95%
Annual Return 2004	rr_AnnualReturn2004	22.61%
Annual Return 2005	rr_AnnualReturn2005	(0.22%)
Annual Return 2006	rr_AnnualReturn2006	22.80%
Annual Return 2007	rr_AnnualReturn2007	(13.12%)
Annual Return 2008	rr_AnnualReturn2008	(41.59%)
Annual Return 2009	rr_AnnualReturn2009	36.54%
Annual Return 2010	rr_AnnualReturn2010	38.66%
Annual Return 2011	rr_AnnualReturn2011	1.53%
Annual Return 2012	rr_AnnualReturn2012	18.98%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.94%
Hickory Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.81%
Hickory Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.79%

Balanced Fund
Balanced Fund
Investment Objective
The investment objectives of the Fund are regular current income, capital preservation and long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Balanced Fund
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Balanced Fund
Management fees		0.80%
Distribution (12b-1) fees		none
Other expenses		0.32%
Acquired fund fees and expenses	[1]	0.01%
Total annual fund operating expenses		1.13%
[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Balanced Fund	115	359	622	1,375

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of the portfolio.

Principal Investment Strategies
The Fund invests primarily in a portfolio of equity and fixed income securities.  Under normal circumstances, the Fund will invest at least 25% of its total assets in common stocks and a variety of securities convertible into common stock such as rights, warrants and convertible preferred stock.  The Fund may invest in the equity securities of issuers of all sizes, including smaller and medium sized companies (we consider smaller or medium sized stocks to be those having a market capitalization less than $10 billion at the time of initial purchase).  Also, under normal circumstances, the Fund will invest at least 25% of its total assets in investment-grade fixed income securities such as U.S. Government securities (including agency securities, and securities issued by government-sponsored enterprises such as Fannie Mae and Freddie Mac, including their mortgage-backed securities), corporate debt securities, other mortgage-backed securities, preferred stock and taxable municipal bonds.  The Fund may invest in fixed income securities of all maturities.  The Fund may also invest up to 20% of its total assets in fixed income securities which are non-investment grade or unrated (U.S. Government securities, even if unrated, do not count toward this 20% limit).

The Fund’s investment strategy (which we call “value investing”) is based on our belief that prices fluctuate around the true value of a security.  For the equity portion of the Fund we seek to identify the securities of growing, well-managed businesses which have honest, competent management.  We then estimate the price that an informed, rational buyer would pay for 100% of the business.  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a 3-5 year time horizon.  The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

The Fund’s investment strategy with respect to fixed income securities is to select fixed income securities whose yield is sufficiently attractive in view of the risks of ownership.  We consider a number of factors such as the security’s price, coupon and yield-to-maturity, as well as the credit quality of the issuer in deciding whether to invest in a particular fixed income security.  In addition, we review the terms of the fixed income security, including subordination, default, sinking fund and early redemption provisions.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities which meet the Fund’s investment criteria or if we determine that market conditions warrant, the Fund may invest without limitation in cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Interest Rate Risk   The market value of a bond is significantly affected by changes in interest rates.  Generally, the longer the average maturity of the bonds in the Fund’s investment portfolio, the more the Fund’s share price will fluctuate in response to interest rate changes.

•   Credit Risk   When a bond is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal.  Lower-rated and unrated bonds, while often having a higher yield than higher-rated bonds, involve an increased possibility that the issuer may not be able to make its payments of interest and principal.  During periods of deteriorating economic and market conditions, the market value of lower-rated and unrated bonds may decline due to concerns over credit quality.  In addition, the liquidity of such securities may be affected, making it more difficult for the Fund to sell the security.

•   Call Risk   The Fund invests in corporate bonds, which are generally subject to call risk. Corporate bonds and some securities issued by U.S. agencies may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date.  This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new bonds at lower interest rates.  If a bond held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called bond, causing a decrease in the Fund’s income.

•   Mortgage-Backed Securities Risk   Most mortgage-backed securities are pass-through securities, which means that the payments received by the Fund on such securities consist of both principal and interest as the mortgages in the underlying mortgage pool are paid off.  The yield on such mortgage-backed securities is influenced by the prepayment experience of the underlying mortgage pool.  In periods of declining interest rates, prepayments of the mortgages tend to increase.  If the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced and it will be necessary for the Fund to reinvest such prepayment, presumably at a lower interest rate.

•   Government-Sponsored Enterprises Risk   The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), Fannie Mae and Freddie Mac.  Entities such as FHLB and FFCB, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by such agencies are neither guaranteed nor insured by the U.S. Government.  On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, which, in effect, has caused Fannie Mae and Freddie Mac to become supported by the U.S. Government.  No assurance can be given as to whether the U.S. Government will continue to support Fannie Mae and Freddie Mac.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Non-diversified Risk   Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund.  A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Standard & Poor’s 500 Index is generally representative of the market for the stocks of large-size U.S. companies.  The Barclays Intermediate U.S. Government/Credit Index is an unmanaged index consisting of government securities and publicly issued corporate debt with maturities from one to ten years.  The Blended Index reflects an unmanaged portfolio of 60% of the S&P 500 and 40% of the Barclays Intermediate U.S. Government/Credit Index.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Calendar Year Total Returns Since Inception (October 1, 2003)

The Fund’s year-to-date return for the six months ended June 30, 2013 was 8.39%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2009	13.95%
Worst Quarter	4th Quarter 2008	-15.68%

Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Balanced Fund	10.91%	4.34%	5.07%	Oct 1, 2003
Balanced Fund After Taxes on Distributions	10.77%	3.98%	4.37%
Balanced Fund After Taxes on Distributions and Sale of Fund Shares	7.09%	3.50%	4.02%
Balanced Fund Standard & Poor���s 500 Index	15.99%	1.66%	6.10%	Oct 1, 2003
Balanced Fund Barclays Intermediate U.S. Government/Credit Index	3.89%	5.18%	4.53%	Oct 1, 2003
Balanced Fund Blended Index	11.15%	3.51%	5.77%	Oct 1, 2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Fund are regular current income, capital preservation and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a portfolio of equity and fixed income securities.  Under normal circumstances, the Fund will invest at least 25% of its total assets in common stocks and a variety of securities convertible into common stock such as rights, warrants and convertible preferred stock.  The Fund may invest in the equity securities of issuers of all sizes, including smaller and medium sized companies (we consider smaller or medium sized stocks to be those having a market capitalization less than $10 billion at the time of initial purchase).  Also, under normal circumstances, the Fund will invest at least 25% of its total assets in investment-grade fixed income securities such as U.S. Government securities (including agency securities, and securities issued by government-sponsored enterprises such as Fannie Mae and Freddie Mac, including their mortgage-backed securities), corporate debt securities, other mortgage-backed securities, preferred stock and taxable municipal bonds.  The Fund may invest in fixed income securities of all maturities.  The Fund may also invest up to 20% of its total assets in fixed income securities which are non-investment grade or unrated (U.S. Government securities, even if unrated, do not count toward this 20% limit).

The Fund’s investment strategy (which we call “value investing”) is based on our belief that prices fluctuate around the true value of a security.  For the equity portion of the Fund we seek to identify the securities of growing, well-managed businesses which have honest, competent management.  We then estimate the price that an informed, rational buyer would pay for 100% of the business.  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a 3-5 year time horizon.  The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

The Fund’s investment strategy with respect to fixed income securities is to select fixed income securities whose yield is sufficiently attractive in view of the risks of ownership.  We consider a number of factors such as the security’s price, coupon and yield-to-maturity, as well as the credit quality of the issuer in deciding whether to invest in a particular fixed income security.  In addition, we review the terms of the fixed income security, including subordination, default, sinking fund and early redemption provisions.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities which meet the Fund’s investment criteria or if we determine that market conditions warrant, the Fund may invest without limitation in cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Interest Rate Risk   The market value of a bond is significantly affected by changes in interest rates.  Generally, the longer the average maturity of the bonds in the Fund’s investment portfolio, the more the Fund’s share price will fluctuate in response to interest rate changes.

•   Credit Risk   When a bond is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal.  Lower-rated and unrated bonds, while often having a higher yield than higher-rated bonds, involve an increased possibility that the issuer may not be able to make its payments of interest and principal.  During periods of deteriorating economic and market conditions, the market value of lower-rated and unrated bonds may decline due to concerns over credit quality.  In addition, the liquidity of such securities may be affected, making it more difficult for the Fund to sell the security.

•   Call Risk   The Fund invests in corporate bonds, which are generally subject to call risk. Corporate bonds and some securities issued by U.S. agencies may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date.  This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new bonds at lower interest rates.  If a bond held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called bond, causing a decrease in the Fund’s income.

•   Mortgage-Backed Securities Risk   Most mortgage-backed securities are pass-through securities, which means that the payments received by the Fund on such securities consist of both principal and interest as the mortgages in the underlying mortgage pool are paid off.  The yield on such mortgage-backed securities is influenced by the prepayment experience of the underlying mortgage pool.  In periods of declining interest rates, prepayments of the mortgages tend to increase.  If the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced and it will be necessary for the Fund to reinvest such prepayment, presumably at a lower interest rate.

•   Government-Sponsored Enterprises Risk   The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), Fannie Mae and Freddie Mac.  Entities such as FHLB and FFCB, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by such agencies are neither guaranteed nor insured by the U.S. Government.  On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, which, in effect, has caused Fannie Mae and Freddie Mac to become supported by the U.S. Government.  No assurance can be given as to whether the U.S. Government will continue to support Fannie Mae and Freddie Mac.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Non-diversified Risk   Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund.  A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund. A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Standard & Poor’s 500 Index is generally representative of the market for the stocks of large-size U.S. companies.  The Barclays Intermediate U.S. Government/Credit Index is an unmanaged index consisting of government securities and publicly issued corporate debt with maturities from one to ten years.  The Blended Index reflects an unmanaged portfolio of 60% of the S&P 500 and 40% of the Barclays Intermediate U.S. Government/Credit Index.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the period indicated and by showing how the Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Blended Index reflects an unmanaged portfolio of 60% of the S&P 500 and 40% of the Barclays Intermediate U.S. Government/Credit Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-304-9745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	weitzinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Since Inception (October 1, 2003)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s year-to-date return for the six months ended June 30, 2013 was 8.39%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2009	13.95%
Worst Quarter	4th Quarter 2008	-15.68%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.68%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2012)
Standard & Poor���s 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2003
Barclays Intermediate U.S. Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2003
Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2003
Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Annual Return 2004	rr_AnnualReturn2004	11.84%
Annual Return 2005	rr_AnnualReturn2005	1.73%
Annual Return 2006	rr_AnnualReturn2006	14.33%
Annual Return 2007	rr_AnnualReturn2007	(5.26%)
Annual Return 2008	rr_AnnualReturn2008	(26.82%)
Annual Return 2009	rr_AnnualReturn2009	28.78%
Annual Return 2010	rr_AnnualReturn2010	15.66%
Annual Return 2011	rr_AnnualReturn2011	2.27%
Annual Return 2012	rr_AnnualReturn2012	10.91%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2003
Balanced Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Balanced Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.02%

[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Short-Intermediate Income Fund
Short-Intermediate Income Fund
Investment Objective
The investment objective of the Fund is high current income consistent with the preservation of capital.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Short-Intermediate Income Fund	Short-Intermediate Income Fund - Institutional Class	Short-Intermediate Income Fund - Investor Class
Maximum sales charge (load) on purchase	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Short-Intermediate Income Fund		Short-Intermediate Income Fund - Institutional Class	Short-Intermediate Income Fund - Investor Class
Management fees		0.40%	0.40%
Distribution (12b-1) fees		none	0.25%
Other expenses		0.22%	0.32%
Acquired fund fees and expenses	[1]	0.01%	0.01%
Total annual fund operating expenses	[2]	0.63%	0.98%
Fee waiver and/or expense reimbursement	[2]	none	(0.15%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.63%	0.83%
[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The investment adviser has agreed in writing to limit the total class-specific operating expenses of the Fund's Investor Class shares to an amount no greater than 0.20% per annum more than the total class-specific operating expenses of the Fund's Institutional Class shares (in each case, as such expenses are expressed as a percentage of the average daily net assets of the respective share class) through July 31, 2014. This agreement may only be terminated by the Board of Trustees of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Short-Intermediate Income Fund (USD $)	1 year	3 years	5 years	10 years
Short-Intermediate Income Fund - Institutional Class	64	202	351	786
Short-Intermediate Income Fund - Investor Class	85	297	527	1,188

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of the portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities.  These fixed income securities may include U.S. Government securities (including agency securities, and securities issued by government-sponsored enterprises such as Fannie Mae and Freddie Mac, including their mortgage-backed securities), corporate debt securities, other mortgage-backed securities, preferred or common stock, and taxable municipal bonds.  The Fund may invest up to 15% of its total assets in non-investment grade or unrated securities if we determine such securities are of comparable quality to the rated securities in which the Fund may invest (U.S. Government securities, even if unrated, do not count toward this 15% limit).  We select fixed income securities whose yield is sufficiently attractive in view of the risks of ownership.  In deciding whether the Fund should invest in particular fixed income securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer.  We review the terms of the fixed income security, including subordination, default, sinking fund, and early redemption provisions.  The Fund may invest in fixed income securities of all maturities, but expects to maintain a dollar-weighted average maturity of between two to five years.  The dollar-weighted average maturity of the Fund’s portfolio as of June 30, 2013 was 2.9 years.

If we determine that circumstances warrant, a greater portion of the Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high quality fixed income securities.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Interest Rate Risk   The market value of a bond is significantly affected by changes in interest rates.  Generally, the longer the average maturity of the bonds in the Fund’s investment portfolio, the more the Fund’s share price will fluctuate in response to interest rate changes.

•   Credit Risk   When a bond is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal.  Lower-rated and unrated bonds, while often having a higher yield than higher-rated bonds, involve an increased possibility that the issuer may not be able to make its payments of interest and principal.  During periods of deteriorating economic and market conditions, the market value of lower-rated and unrated bonds may decline due to concerns over credit quality.  In addition, the liquidity of such securities may be affected, making it more difficult for the Fund to sell the security.

•   Call Risk   The Fund invests in corporate bonds, which are generally subject to call risk.  Corporate bonds and some securities issued by U.S. agencies may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date.  This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new bonds at lower interest rates.  If a bond held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called bond, causing a decrease in the Fund’s income.

•   Mortgage-Backed Securities Risk   Most mortgage-backed securities are pass-through securities, which means that the payments received by the Fund on such securities consist of both principal and interest as the mortgages in the underlying mortgage pool are paid off.  The yield on such mortgage-backed securities is influenced by the prepayment experience of the underlying mortgage pool.  In periods of declining interest rates, prepayments of the mortgages tend to increase.  If the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced and it will be necessary for the Fund to reinvest such prepayment, presumably at a lower interest rate.

•   Government-Sponsored Enterprises Risk   The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), Fannie Mae and Freddie Mac.  Entities such as FHLB and FFCB, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by such agencies are neither guaranteed nor insured by the U.S. Government.  On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, which, in effect, has caused Fannie Mae and Freddie Mac to become supported by the U.S. Government.  No assurance can be given as to whether the U.S. Government will continue to support Fannie Mae and Freddie Mac.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of a broad-based securities market index, the Barclays Intermediate U.S. Government/Credit Index, which is an unmanaged index consisting of government securities and publicly issued corporate debt with maturities from one to ten years.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Calendar Year Total Returns-Institutional Class

The year-to-date return for the Fund’s Institutional Class for the six months ended June 30, 2013 was -0.16%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2009	4.12%
Worst Quarter	3rd Quarter 2008	-1.14%

Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Returns Short-Intermediate Income Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Short-Intermediate Income Fund - Institutional Class		4.04%	4.76%	4.44%
Short-Intermediate Income Fund - Investor Class	[1]	3.79%	4.69%	4.41%
After Taxes on Distributions Short-Intermediate Income Fund - Institutional Class		3.28%	3.73%	3.33%
After Taxes on Distributions and Sale of Fund Shares Short-Intermediate Income Fund - Institutional Class		2.63%	3.48%	3.16%
Barclays Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)		3.89%	5.18%	4.62%
[1]	Investor Class shares first became available for sale on August 1, 2011. For performance prior to that date, this table includes the actual performance of the Fund's Institutional Class (and uses the actual expenses of the Fund's Institutional Class, for such period of time), without any adjustments. For any such period of time, the performance of the Fund's Investor Class would have been substantially similar to, yet lower than, the performance of the Fund's Institutional Class, because the shares of both classes are invested in the same portfolio of securities, but the classes bear different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short-Intermediate Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is high current income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities.  These fixed income securities may include U.S. Government securities (including agency securities, and securities issued by government-sponsored enterprises such as Fannie Mae and Freddie Mac, including their mortgage-backed securities), corporate debt securities, other mortgage-backed securities, preferred or common stock, and taxable municipal bonds.  The Fund may invest up to 15% of its total assets in non-investment grade or unrated securities if we determine such securities are of comparable quality to the rated securities in which the Fund may invest (U.S. Government securities, even if unrated, do not count toward this 15% limit).  We select fixed income securities whose yield is sufficiently attractive in view of the risks of ownership.  In deciding whether the Fund should invest in particular fixed income securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer.  We review the terms of the fixed income security, including subordination, default, sinking fund, and early redemption provisions.  The Fund may invest in fixed income securities of all maturities, but expects to maintain a dollar-weighted average maturity of between two to five years.  The dollar-weighted average maturity of the Fund’s portfolio as of June 30, 2013 was 2.9 years.

If we determine that circumstances warrant, a greater portion of the Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high quality fixed income securities.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Interest Rate Risk   The market value of a bond is significantly affected by changes in interest rates.  Generally, the longer the average maturity of the bonds in the Fund’s investment portfolio, the more the Fund’s share price will fluctuate in response to interest rate changes.

•   Credit Risk   When a bond is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal.  Lower-rated and unrated bonds, while often having a higher yield than higher-rated bonds, involve an increased possibility that the issuer may not be able to make its payments of interest and principal.  During periods of deteriorating economic and market conditions, the market value of lower-rated and unrated bonds may decline due to concerns over credit quality.  In addition, the liquidity of such securities may be affected, making it more difficult for the Fund to sell the security.

•   Call Risk   The Fund invests in corporate bonds, which are generally subject to call risk.  Corporate bonds and some securities issued by U.S. agencies may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date.  This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new bonds at lower interest rates.  If a bond held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called bond, causing a decrease in the Fund’s income.

•   Mortgage-Backed Securities Risk   Most mortgage-backed securities are pass-through securities, which means that the payments received by the Fund on such securities consist of both principal and interest as the mortgages in the underlying mortgage pool are paid off.  The yield on such mortgage-backed securities is influenced by the prepayment experience of the underlying mortgage pool.  In periods of declining interest rates, prepayments of the mortgages tend to increase.  If the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced and it will be necessary for the Fund to reinvest such prepayment, presumably at a lower interest rate.

•   Government-Sponsored Enterprises Risk   The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), Fannie Mae and Freddie Mac.  Entities such as FHLB and FFCB, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by such agencies are neither guaranteed nor insured by the U.S. Government.  On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, which, in effect, has caused Fannie Mae and Freddie Mac to become supported by the U.S. Government.  No assurance can be given as to whether the U.S. Government will continue to support Fannie Mae and Freddie Mac.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of a broad-based securities market index, the Barclays Intermediate U.S. Government/Credit Index, which is an unmanaged index consisting of government securities and publicly issued corporate debt with maturities from one to ten years.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the period indicated and by showing how the Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of a broad-based securities market index, the Barclays Intermediate U.S. Government/Credit Index, which is an unmanaged index consisting of government securities and publicly issued corporate debt with maturities from one to ten years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-304-9745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	weitzinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns-Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The year-to-date return for the Fund’s Institutional Class for the six months ended June 30, 2013 was -0.16%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2009	4.12%
Worst Quarter	3rd Quarter 2008	-1.14%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.14%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2012)
Barclays Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.62%
Short-Intermediate Income Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.63%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Annual Return 2003	rr_AnnualReturn2003	6.30%
Annual Return 2004	rr_AnnualReturn2004	2.64%
Annual Return 2005	rr_AnnualReturn2005	1.60%
Annual Return 2006	rr_AnnualReturn2006	4.04%
Annual Return 2007	rr_AnnualReturn2007	6.10%
Annual Return 2008	rr_AnnualReturn2008	2.29%
Annual Return 2009	rr_AnnualReturn2009	10.85%
Annual Return 2010	rr_AnnualReturn2010	4.74%
Annual Return 2011	rr_AnnualReturn2011	2.11%
Annual Return 2012	rr_AnnualReturn2012	4.04%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.44%
Short-Intermediate Income Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.33%
Short-Intermediate Income Fund - Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.16%
Short-Intermediate Income Fund - Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.83%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	297
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	527
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,188
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.79%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.69%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.41%	[3]

[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The investment adviser has agreed in writing to limit the total class-specific operating expenses of the Fund's Investor Class shares to an amount no greater than 0.20% per annum more than the total class-specific operating expenses of the Fund's Institutional Class shares (in each case, as such expenses are expressed as a percentage of the average daily net assets of the respective share class) through July 31, 2014. This agreement may only be terminated by the Board of Trustees of the Fund.
[3]	Investor Class shares first became available for sale on August 1, 2011. For performance prior to that date, this table includes the actual performance of the Fund's Institutional Class (and uses the actual expenses of the Fund's Institutional Class, for such period of time), without any adjustments. For any such period of time, the performance of the Fund's Investor Class would have been substantially similar to, yet lower than, the performance of the Fund's Institutional Class, because the shares of both classes are invested in the same portfolio of securities, but the classes bear different expenses.

Nebraska Tax-Free Income Fund
Nebraska Tax-Free Income Fund
Investment Objective
The investment objective of the Fund is to provide a high level of current income that is exempt from both federal and Nebraska personal income taxes.
A secondary objective is the preservation of capital.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Nebraska Tax-Free Income Fund
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Nebraska Tax-Free Income Fund
Management fees		0.40%
Distribution (12b-1) fees		none
Other expenses		0.30%
Acquired fund fees and expenses	[1]	0.01%
Total annual fund operating expenses		0.71%
[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Nebraska Tax-Free Income Fund	73	227	395	883

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of the portfolio.

Principal Investment Strategies
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities that generate income exempt from Nebraska state income tax and from federal income tax, or in open or closed-end mutual funds which in turn invest in municipal securities, generally.  The Fund may also invest up to 20% of its net assets in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.  The Fund will invest primarily in investment-grade securities rated BBB or better by Standard and Poor’s Corporation or Fitch Ratings or Baa or better by Moody’s Investors Service (or unrated but determined by us to be of equivalent quality).  The Fund may also invest up to 20% of its total assets in lower quality, non-investment grade securities.

Although the Fund has no limitations on the maturities of individual securities, the average dollar-weighted maturity of the Fund is generally expected to be less than ten years.  We select fixed income securities whose yield is sufficiently attractive in view of the risks of ownership.  In deciding whether the Fund should invest in particular fixed income securities, we consider a number of factors such as price, coupon and yield-to-maturity, as well as the credit quality of the issuer.  In addition, we review the terms of the fixed income security, including subordination, default, sinking fund, and early redemption provisions.

If we determine that circumstances warrant, a greater portion of the Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high quality fixed income securities.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Interest Rate Risk   The market value of a bond is significantly affected by changes in interest rates.  Generally, the longer the average maturity of the bonds in the Fund’s investment portfolio, the more the Fund’s share price will fluctuate in response to interest rate changes.

•   Credit Risk   When a bond is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal.  Lower-rated and unrated bonds, while often having a higher yield than higher-rated bonds, involve an increased possibility that the issuer may not be able to make its payments of interest and principal.  During periods of deteriorating economic and market conditions, the market value of lower-rated and unrated bonds may decline due to concerns over credit quality.  In addition, the liquidity of such securities may be affected, making it more difficult for the Fund to sell the security.  Some of the Fund’s portfolio securities may be supported by credit enhancements.  These securities have the credit risk of the entity providing the credit support.  To the extent that the Fund holds insured securities, the Fund may be adversely impacted by a decline in the credit rating of a bond insurer or the inability of an insurer to meets its insurance obligations.

•   Call Risk   During periods of falling interest rates, the issuers of callable bonds may call (redeem) securities with higher interest rates before their maturity dates.  The Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Call risk is generally higher for long-term bonds funds.

•   Nebraska State-Specific Risk   Because the Fund invests primarily in Nebraska municipal securities, the Fund is more vulnerable to unfavorable economic, political or regulatory developments in Nebraska than are funds that invest in municipal securities of many states.  The concentration of the Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states in different regions of the country.  These events may include economic or political policy changes, tax base erosion, state limits on tax increases, budget deficits and other financial difficulties, as well as changes in the credit ratings assigned to the state’s municipal issuers.  Neither the State of Nebraska nor its agencies may issue general obligation bonds secured by the full faith and credit of the State.  In addition, the economy of the State is heavily agricultural and changes in the agricultural sector may adversely affect taxes and other municipal revenues.

•   Investments in Other Investment Companies   The Fund may invest in the shares of other investment companies.  Investing in the shares of other investment companies involves the risk that such other investment companies will not achieve their objectives or will achieve a yield or return that is lower than that of the Fund.  To the extent that the Fund is invested in the shares of other investment companies, the Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in investment company shares.

•   No Guarantee That Income Will Remain Tax Exempt   There is no guarantee that all of the Fund’s income will remain exempt from federal or state income taxes.  Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of a broad-based securities market index, the Barclays 5-Year Municipal Bond Index, which is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

As of December 29, 2006, the Fund succeeded to substantially all of the assets of Weitz Income Partners Limited Partnership (“Income Partners”).  Performance of the Fund is measured from October 1, 1985, the inception of Income Partners. The Fund’s investment objectives, policies and restrictions are materially equivalent to those of Income Partners and Income Partners was managed at all times with full investment authority by Weitz Inc.  During this period, Income Partners was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 or the Internal Revenue Code, which if applicable, might have adversely affected the performance of Income Partners.

Calendar Year Total Returns

The Fund’s year-to-date return for the six months ended June 30, 2013 was -1.20%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	3rd Quarter 2009	3.61%
Worst Quarter	2nd Quarter 2004	-1.88%

Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Nebraska Tax-Free Income Fund	2.07%	3.72%	3.53%
Nebraska Tax-Free Income Fund After Taxes on Distributions	2.06%	3.71%
Nebraska Tax-Free Income Fund After Taxes on Distributions and Sale of Fund Shares	2.09%	3.58%
Nebraska Tax-Free Income Fund Barclays 5-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.97%	5.28%	4.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).  After-tax returns for the 10-year period are not provided because Income Partners’ tax treatment was different than that of a registered investment company.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nebraska Tax-Free Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide a high level of current income that is exempt from both federal and Nebraska personal income taxes.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary objective is the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities that generate income exempt from Nebraska state income tax and from federal income tax, or in open or closed-end mutual funds which in turn invest in municipal securities, generally.  The Fund may also invest up to 20% of its net assets in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.  The Fund will invest primarily in investment-grade securities rated BBB or better by Standard and Poor’s Corporation or Fitch Ratings or Baa or better by Moody’s Investors Service (or unrated but determined by us to be of equivalent quality).  The Fund may also invest up to 20% of its total assets in lower quality, non-investment grade securities.

Although the Fund has no limitations on the maturities of individual securities, the average dollar-weighted maturity of the Fund is generally expected to be less than ten years.  We select fixed income securities whose yield is sufficiently attractive in view of the risks of ownership.  In deciding whether the Fund should invest in particular fixed income securities, we consider a number of factors such as price, coupon and yield-to-maturity, as well as the credit quality of the issuer.  In addition, we review the terms of the fixed income security, including subordination, default, sinking fund, and early redemption provisions.

If we determine that circumstances warrant, a greater portion of the Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high quality fixed income securities.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Interest Rate Risk   The market value of a bond is significantly affected by changes in interest rates.  Generally, the longer the average maturity of the bonds in the Fund’s investment portfolio, the more the Fund’s share price will fluctuate in response to interest rate changes.

•   Credit Risk   When a bond is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal.  Lower-rated and unrated bonds, while often having a higher yield than higher-rated bonds, involve an increased possibility that the issuer may not be able to make its payments of interest and principal.  During periods of deteriorating economic and market conditions, the market value of lower-rated and unrated bonds may decline due to concerns over credit quality.  In addition, the liquidity of such securities may be affected, making it more difficult for the Fund to sell the security.  Some of the Fund’s portfolio securities may be supported by credit enhancements.  These securities have the credit risk of the entity providing the credit support.  To the extent that the Fund holds insured securities, the Fund may be adversely impacted by a decline in the credit rating of a bond insurer or the inability of an insurer to meets its insurance obligations.

•   Call Risk   During periods of falling interest rates, the issuers of callable bonds may call (redeem) securities with higher interest rates before their maturity dates.  The Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Call risk is generally higher for long-term bonds funds.

•   Nebraska State-Specific Risk   Because the Fund invests primarily in Nebraska municipal securities, the Fund is more vulnerable to unfavorable economic, political or regulatory developments in Nebraska than are funds that invest in municipal securities of many states.  The concentration of the Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states in different regions of the country.  These events may include economic or political policy changes, tax base erosion, state limits on tax increases, budget deficits and other financial difficulties, as well as changes in the credit ratings assigned to the state’s municipal issuers.  Neither the State of Nebraska nor its agencies may issue general obligation bonds secured by the full faith and credit of the State.  In addition, the economy of the State is heavily agricultural and changes in the agricultural sector may adversely affect taxes and other municipal revenues.

•   Investments in Other Investment Companies   The Fund may invest in the shares of other investment companies.  Investing in the shares of other investment companies involves the risk that such other investment companies will not achieve their objectives or will achieve a yield or return that is lower than that of the Fund.  To the extent that the Fund is invested in the shares of other investment companies, the Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in investment company shares.

•   No Guarantee That Income Will Remain Tax Exempt   There is no guarantee that all of the Fund’s income will remain exempt from federal or state income taxes.  Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of a broad-based securities market index, the Barclays 5-Year Municipal Bond Index, which is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

As of December 29, 2006, the Fund succeeded to substantially all of the assets of Weitz Income Partners Limited Partnership (“Income Partners”).  Performance of the Fund is measured from October 1, 1985, the inception of Income Partners. The Fund’s investment objectives, policies and restrictions are materially equivalent to those of Income Partners and Income Partners was managed at all times with full investment authority by Weitz Inc.  During this period, Income Partners was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 or the Internal Revenue Code, which if applicable, might have adversely affected the performance of Income Partners.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the period indicated and by showing how the Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of a broad-based securities market index, the Barclays 5-Year Municipal Bond Index, which is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-304-9745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	weitzinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s year-to-date return for the six months ended June 30, 2013 was -1.20%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	3rd Quarter 2009	3.61%
Worst Quarter	2nd Quarter 2004	-1.88%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.88%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).  After-tax returns for the 10-year period are not provided because Income Partners’ tax treatment was different than that of a registered investment company.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2012)
Barclays 5-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.26%
Nebraska Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Annual Return 2003	rr_AnnualReturn2003	4.29%
Annual Return 2004	rr_AnnualReturn2004	3.38%
Annual Return 2005	rr_AnnualReturn2005	2.16%
Annual Return 2006	rr_AnnualReturn2006	3.26%
Annual Return 2007	rr_AnnualReturn2007	3.56%
Annual Return 2008	rr_AnnualReturn2008	1.23%
Annual Return 2009	rr_AnnualReturn2009	7.24%
Annual Return 2010	rr_AnnualReturn2010	2.27%
Annual Return 2011	rr_AnnualReturn2011	5.94%
Annual Return 2012	rr_AnnualReturn2012	2.07%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.53%
Nebraska Tax-Free Income Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.71%
Nebraska Tax-Free Income Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.58%

[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Government Money Market Fund
Government Money Market Fund
Investment Objective
The investment objective of the Fund is current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Government Money Market Fund
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Government Money Market Fund
Management fees		0.40%
Distribution (12b-1) fees		none
Other expenses		0.30%
Acquired fund fee and expenses	[1]	0.02%
Total annual fund operating expenses	[2]	0.72%
Fee waiver and/or expense reimbursement	[2]	(0.50%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.22%
[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The investment advisor has agreed in writing to limit the total annual fund operating expenses (excluding taxes, interest and acquired fund fees and expenses) to 0.20% of the Fund's average daily net assets through July 31, 2014. This agreement may only be terminated by the Board of Trustees of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Government Money Market Fund	23	180	351	847

Principal Investment Strategies
The Fund invests substantially all of its assets in debt obligations issued or guaranteed by the U. S. Government, its agencies and instrumentalities and repurchase agreements on such securities with remaining maturities not exceeding thirteen months, or in open or closed-end mutual funds which in turn invest in such assets.  The Fund limits its average portfolio maturity to sixty days or less.

Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   No Assurance of Stable Net Asset Value   Although the Fund attempts to maintain a stable net asset value of $1.00 per share, there can be no guarantee that the Fund will be able to do so.  You may lose money if you invest in the Fund.

•   Money Market Fund Regulatory Risk   The U.S. Securities and Exchange Commission (the “SEC”) and other government agencies continue to review potential reforms relating to the regulation of money market funds.  As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds.  These proposed changes or other reforms, if implemented, may affect the investment strategies, performance, yield and operating expenses of the Fund.

•   Government-Sponsored Enterprises Risk   The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), Fannie Mae and Freddie Mac.  Entities such as FHLB and FFCB, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by such agencies are neither guaranteed nor insured by the U.S. Government.  On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, which, in effect, has caused Fannie Mae and Freddie Mac to become supported by the U.S. Government.  No assurance can be given as to whether the U.S. Government will continue to support Fannie Mae and Freddie Mac.

•   Investments in Other Investment Companies   The Fund may invest in the shares of other investment companies, including non-affiliated money market funds.  Investing in the shares of other investment companies involves the risk that such other investment companies will not achieve their objectives or will achieve a yield or return that is lower than that of the Fund.  To the extent that the Fund is invested in the shares of other investment companies, the Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in investment company shares.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Calendar Year Total Returns

The Fund’s year-to-date return for the six months ended June 30, 2013 was 0.01%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2007	1.25%
Worst Quarter	4th Quarter 2011	0.00%

Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Government Money Market Fund	0.03%	0.48%	1.54%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Government Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-31
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests substantially all of its assets in debt obligations issued or guaranteed by the U. S. Government, its agencies and instrumentalities and repurchase agreements on such securities with remaining maturities not exceeding thirteen months, or in open or closed-end mutual funds which in turn invest in such assets.  The Fund limits its average portfolio maturity to sixty days or less.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   No Assurance of Stable Net Asset Value   Although the Fund attempts to maintain a stable net asset value of $1.00 per share, there can be no guarantee that the Fund will be able to do so.  You may lose money if you invest in the Fund.

•   Money Market Fund Regulatory Risk   The U.S. Securities and Exchange Commission (the “SEC”) and other government agencies continue to review potential reforms relating to the regulation of money market funds.  As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds.  These proposed changes or other reforms, if implemented, may affect the investment strategies, performance, yield and operating expenses of the Fund.

•   Government-Sponsored Enterprises Risk   The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), Fannie Mae and Freddie Mac.  Entities such as FHLB and FFCB, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by such agencies are neither guaranteed nor insured by the U.S. Government.  On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, which, in effect, has caused Fannie Mae and Freddie Mac to become supported by the U.S. Government.  No assurance can be given as to whether the U.S. Government will continue to support Fannie Mae and Freddie Mac.

•   Investments in Other Investment Companies   The Fund may invest in the shares of other investment companies, including non-affiliated money market funds.  Investing in the shares of other investment companies involves the risk that such other investment companies will not achieve their objectives or will achieve a yield or return that is lower than that of the Fund.  To the extent that the Fund is invested in the shares of other investment companies, the Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in investment company shares.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund attempts to maintain a stable net asset value of $1.00 per share, there can be no guarantee that the Fund will be able to do so. You may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the period indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-304-9745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	weitzinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s year-to-date return for the six months ended June 30, 2013 was 0.01%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2007	1.25%
Worst Quarter	4th Quarter 2011	0.00%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2012)
Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.22%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	180
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Annual Return 2003	rr_AnnualReturn2003	0.55%
Annual Return 2004	rr_AnnualReturn2004	0.72%
Annual Return 2005	rr_AnnualReturn2005	2.47%
Annual Return 2006	rr_AnnualReturn2006	4.47%
Annual Return 2007	rr_AnnualReturn2007	4.88%
Annual Return 2008	rr_AnnualReturn2008	2.00%
Annual Return 2009	rr_AnnualReturn2009	0.30%
Annual Return 2010	rr_AnnualReturn2010	0.07%
Annual Return 2011	rr_AnnualReturn2011	0.03%
Annual Return 2012	rr_AnnualReturn2012	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.54%

[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The investment advisor has agreed in writing to limit the total annual fund operating expenses (excluding taxes, interest and acquired fund fees and expenses) to 0.20% of the Fund's average daily net assets through July 31, 2014. This agreement may only be terminated by the Board of Trustees of the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 1, 2013